SELECT VALUE FUND – SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.9%)
Automobiles (2.2%)
Harley-Davidson, Inc.	50,000	$1,783,000
Thor Industries, Inc.	45,000	2,806,650
		4,589,650

Banks (10.1%)
BB&T Corp.	90,000	4,187,700
PNC Financial Services Group, Inc.	35,000	4,293,100
Stock Yards Bancorp, Inc.	37,433	1,265,610
Wells Fargo & Co.	200,000	9,664,000
Zions Bancorp NA	40,000	1,816,400
		21,226,810

Capital Markets (3.5%)
The Bank of New York Mellon Corp.	60,000	3,025,800
Franklin Resources, Inc.	135,000	4,473,900
		7,499,700

Chemicals (1.8%)
American Vanguard Corp.	100,000	1,722,000
Nutrien, Ltd.	40,000	2,110,400
		3,832,400

Communications Equipment (3.7%)
ADTRAN, Inc.	230,000	3,151,000
Cisco Systems, Inc.	85,000	4,589,150
		7,740,150

Diversified Financial Services (6.2%)
AXA Equitable Holdings, Inc.	100,000	2,014,000
Berkshire Hathaway, Inc. (Class B)(a)	55,000	11,048,950
		13,062,950

Electric Utilities (7.9%)
Entergy Corp.	45,000	4,303,350
Exelon Corp.	155,000	7,770,150
FirstEnergy Corp.	110,000	4,577,100
		16,650,600

Electronic Equipment, Instruments & Components (2.6%)
Avnet, Inc.	125,000	5,421,250

Energy Equipment & Services (4.0%)
Newpark Resources, Inc.(a)	325,000	2,977,000
Schlumberger, Ltd.	125,000	5,446,250
		8,423,250

Equity Real Estate Investment Trusts (REITs) (3.7%)
American Homes 4 Rent (Class A)	160,000	3,635,200
Equity Commonwealth	130,000	4,249,700
		7,884,900

Food & Staples Retailing (2.9%)
Wal-Mart Stores, Inc.	63,000	6,144,390

Food Products (2.5%)
Bunge, Ltd.	50,000	2,653,500
Sanderson Farms, Inc.	20,000	2,636,800
		5,290,300

	SHARES	VALUE
Health Care Equipment & Supplies (2.3%)
DENTSPLY SIRONA, Inc.	100,000	$4,959,000

Health Care Providers & Services (7.1%)
CVS Health Corp.	110,000	5,932,300
Quest Diagnostics, Inc.	75,000	6,744,000
Triple-S Management Corp. (Class B)(a)	98,621	2,250,531
		14,926,831

Household Durables (2.9%)
DR Horton, Inc.	80,000	3,310,400
Mohawk Industries, Inc.(a)	22,000	2,775,300
		6,085,700

Insurance (2.0%)
Fairfax Financial Holdings, Ltd. (CAD)(b)	9,000	4,168,818

Machinery (4.1%)
Flowserve Corp.	140,000	6,319,600
Gorman-Rupp Co.	70,000	2,375,800
		8,695,400

Marine (2.5%)
Kirby Corp.(a)	70,000	5,257,700

Media (3.1%)
Gannett Co., Inc.	200,000	2,108,000
Pearson PLC (ADR)(h)	400,000	4,392,000
		6,500,000

Metals & Mining (2.3%)
Major Drilling Group International, Inc. (CAD)(a)(b)	650,000	2,183,934
Schnitzer Steel Industries, Inc. (Class A)	115,000	2,760,000
		4,943,934

Oil, Gas & Consumable Fuels (7.1%)
Berry Petroleum Corp. (Class A)	200,000	2,308,000
Exxon Mobil Corp.	100,000	8,080,000
Suncor Energy, Inc.	140,000	4,540,200
		14,928,200

Pharmaceuticals (5.8%)
Pfizer, Inc.	190,000	8,069,300
Sanofi (ADR)	95,000	4,206,600
		12,275,900

Professional Services (1.5%)
ManpowerGroup, Inc.	37,865	3,131,057

Real Estate Management & Development (0.5%)
Forestar Group, Inc.(a)	60,000	1,037,400

Road & Rail (1.7%)
AMERCO	9,500	3,529,345

Software (3.3%)
Oracle Corp.	130,000	6,982,300

	SHARES	VALUE
Specialty Retail (1.6%)
Advance Auto Parts, Inc.	20,000	$3,410,600

TOTAL COMMON STOCKS
(Cost $180,429,785)		$208,598,535

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.0%)
Time Deposits (1.0%)
CITIBANK (New York)(c)	1.78%	$2,246,786	$2,246,786

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,246,786)			$2,246,786

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.65%)
Registered Investment Companies (0.65%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(i)	1.41%	1,371,645	$1,371,645

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $1,371,645)			$1,371,645

TOTAL INVESTMENTS - (100.58%)
(Cost $249,131,512)			$212,216,966
OTHER ASSETS AND LIABILITIES, NET - (-0.58%)			(1,228,205)
TOTAL NET ASSETS - (100.0%)			$210,988,761

1

HEARTLAND MID CAP VALUE FUND – SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.9%)
Aerospace & Defense (1.5%)
Arconic, Inc.	3,412	$65,203
Textron, Inc.	2,097	106,234
		171,437

Automobiles (4.4%)
Harley-Davidson, Inc.	3,228	115,110
Thor Industries, Inc.	6,424	400,665
		515,775

Banks (8.0%)
First Horizon National Corp.	15,251	213,209
Popular, Inc.	9,552	497,946
SunTrust Banks, Inc.	3,915	231,964
		943,119

Capital Markets (5.3%)
Franklin Resources, Inc.	11,906	394,565
State Street Corp.	3,471	228,426
		622,991

Commercial Services & Supplies (1.6%)
Stericycle, Inc.(a)	3,453	187,912

Consumer Finance (1.9%)
Discover Financial Services	3,087	219,671

Containers & Packaging (1.5%)
International Paper Co.	3,769	174,392

Electric Utilities (9.9%)
Exelon Corp.	11,765	589,779
FirstEnergy Corp.	13,952	580,543
		1,170,322

Electronic Equipment, Instruments & Components (3.0%)
Avnet, Inc.	8,191	355,244

Energy Equipment & Services (5.8%)
National Oilwell Varco, Inc.	16,269	433,406
TechnipFMC PLC	10,772	253,358
		686,764

Equity Real Estate Investment Trusts (REITs) (5.1%)
American Homes 4 Rent (Class A)	13,677	310,741
Equity Commonwealth	8,740	285,711
		596,452

Food Products (3.1%)
Bunge, Ltd.	1,679	89,105
Sanderson Farms, Inc.	2,085	274,886
		363,991

Health Care Equipment & Supplies (1.3%)
DENTSPLY SIRONA, Inc.	3,174	157,399

Health Care Providers & Services (5.3%)
AmerisourceBergen Corp.	1,738	138,206
Quest Diagnostics, Inc.	5,479	492,671
		630,877

	SHARES	VALUE
Household Durables (3.8%)
DR Horton, Inc.	5,556	$229,907
Leggett & Platt, Inc.	5,167	218,151
		448,058

Industrial Conglomerates (1.4%)
Carlisle Cos., Inc.	1,337	163,943

Insurance (7.2%)
CNA Financial Corp.	6,490	281,342
The Hartford Financial Services Group, Inc.	4,493	223,392
Reinsurance Group of America, Inc.	2,429	344,869
		849,603

Internet & Direct Marketing Retail (0.9%)
Qurate Retail, Inc.(a)	6,664	106,491

IT Services (1.3%)
The Western Union Co.	8,462	156,293

Machinery (4.8%)
Flowserve Corp.	6,422	289,889
PACCAR, Inc.	4,125	281,078
		570,967

Media (1.9%)
Omnicom Group, Inc.	3,111	227,072

Metals & Mining (2.4%)
Cleveland-Cliffs, Inc.	10,597	105,864
Reliance Steel & Aluminum Co.	1,983	178,986
		284,850

Multi-Utilities (1.2%)
MDU Resources Group, Inc.	5,703	147,308

Oil, Gas & Consumable Fuels (2.1%)
Cabot Oil & Gas Corp.	9,634	251,447

Pharmaceuticals (1.4%)
Perrigo Co. PLC	3,362	161,914

Professional Services (3.7%)
ManpowerGroup, Inc.	5,350	442,392

Real Estate Management & Development (0.9%)
Jones Lang LaSalle, Inc.	679	104,688

Road & Rail (2.0%)
AMERCO	633	235,166

Semiconductors & Semiconductor Equipment (1.8%)
ON Semiconductor Corp.(a)	10,334	212,570

Software (2.2%)
Teradata Corp.(a)	6,039	263,602

	SHARES	VALUE
Specialty Retail (1.2%)
American Eagle Outfitters, Inc.	6,581	$145,901

TOTAL COMMON STOCKS
(Cost $11,238,351)		$11,568,611

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (3.1%)
Time Deposits (3.1%)
CITIBANK (New York)(c)	1.78%	$362,852	$362,852

TOTAL SHORT-TERM INVESTMENTS
(Cost $362,852)			$362,852

TOTAL INVESTMENTS - (101.0%)
(Cost $11,601,204)			$11,931,463
OTHER ASSETS AND LIABILITIES, NET - (-1.0%)			(116,465)
TOTAL NET ASSETS - (100.0%)			$11,814,998

2

VALUE PLUS FUND – SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.1%)
Aerospace & Defense (4.1%)
AAR Corp.	180,000	$5,851,800
Kratos Defense & Security Solutions, Inc.(a)	525,000	8,205,750
		14,057,550

Banks (18.2%)
Associated Banc-Corp	500,000	10,675,000
Cadence Bancorp	500,000	9,275,000
CenterState Bank Corp.	175,000	4,166,750
Hancock Whitney Corp.	275,000	11,110,000
Old National Bancorp	425,000	6,970,000
Seacoast Banking Corp. of Florida(a)	175,000	4,611,250
Umpqua Holdings Corp.	550,000	9,075,000
Zions Bancorp	150,000	6,811,500
		62,694,500

Chemicals (5.3%)
American Vanguard Corp.	675,000	11,623,500
Sensient Technologies Corp.	100,000	6,779,000
		18,402,500

Diversified Telecommunication Services (0.9%)
ATN International, Inc.	53,659	3,025,831

Electric Utilities (2.8%)
Portland General Electric Co.	185,000	9,590,400

Electrical Equipment (6.5%)
Encore Wire Corp.	200,000	11,444,000
Powell Industries, Inc.	420,000	11,151,000
		22,595,000

Electronic Equipment, Instruments & Components (8.1%)
Knowles Corp.(a)	425,000	7,492,750
Methode Electronics, Inc.	365,000	10,504,700
Park Electrochemical Corp.	640,000	10,048,000
		28,045,450

Energy Equipment & Services (7.1%)
Dril-Quip, Inc.(a)	275,000	12,608,750
Newpark Resources, Inc.(a)	1,300,000	11,908,000
		24,516,750

Equity Real Estate Investment Trusts (REITs) (7.3%)
Lamar Advertising Co. (Class A)	115,000	9,114,900
Potlatch Corp.	260,000	9,825,400
Ryman Hospitality Properties, Inc.	75,000	6,168,000
		25,108,300

Food Products (3.2%)
Hain Celestial Group, Inc.(a)	475,000	10,982,000

Health Care Equipment & Supplies (3.2%)
AngioDynamics, Inc.(a)	300,000	6,858,000
Avanos Medical, Inc.(a)	100,000	4,268,000
		11,126,000

	SHARES	VALUE
Health Care Providers & Services (0.8%)
Cross Country Healthcare, Inc.(a)	395,000	$2,776,850

Household Durables (2.7%)
MDC Holdings, Inc.	324,000	9,415,440

Insurance (3.8%)
Hanover Insurance Group, Inc.	115,000	13,129,550

Leisure Products (2.9%)
Acushnet Holdings Corp.	425,000	9,834,500

Machinery (5.4%)
Harsco Corp.(a)	450,000	9,072,000
Lindsay Corp	80,000	7,743,200
TriMas Corp.(a)	55,601	1,680,818
		18,496,018

Metals & Mining (3.1%)
Schnitzer Steel Industries, Inc. (Class A)	450,000	10,800,000

Multi-Utilities (1.1%)
MDU Resources Group, Inc.	145,000	3,745,350

Oil, Gas & Consumable Fuels (1.7%)
Cabot Oil & Gas Corp.	150,000	3,915,000
HighPoint Resources Corp.(a)	900,000	1,989,000
		5,904,000

Professional Services (1.4%)
TrueBlue, Inc.(a)	200,000	4,728,000

Semiconductors & Semiconductor Equipment (3.4%)
DSP Group, Inc.(a)	10,390	146,188
Entegris, Inc.	150,000	5,353,500
Semtech Corp.(a)	125,000	6,363,750
		11,863,438

Textiles, Apparel & Luxury Goods (3.4%)
Oxford Industries, Inc.	60,000	4,515,600
Wolverine World Wide, Inc.	200,000	7,146,000
		11,661,600

Trading Companies & Distributors (1.7%)
NOW, Inc.(a)	425,000	5,933,000

TOTAL COMMON STOCKS
(Cost $311,900,032)		$338,432,027

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.5%)
Time Deposits (1.5%)
CITIBANK (New York)(c)	1.78%	$5,194,351	$5,194,351

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,194,351)			$5,194,351

TOTAL INVESTMENTS - (99.6%)
(Cost $317,094,383)			$343,626,378
OTHER ASSETS AND LIABILITIES, NET - (0.4%)			1,291,076
TOTAL NET ASSETS - (100.0%)			$344,917,454

3

VALUE FUND – SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (91.0%)
Aerospace & Defense (0.4%)
CPI Aerostructures, Inc.(a)	475,000	$3,087,500

Air Freight & Logistics (1.3%)
Atlas Air Worldwide Holdings, Inc.(a)	175,000	8,848,000

Auto Components (2.2%)
Linamar Corp. (CAD)(b)	150,000	5,378,830
Motorcar Parts of America, Inc.(a)	200,000	3,774,000
Stoneridge, Inc.(a)	200,000	5,772,000
		14,924,830

Automobiles (1.0%)
Thor Industries, Inc.	115,000	7,172,550

Banks (13.7%)
Bancorp, Inc.(a)	1,000,000	8,080,000
Capital City Bank Group, Inc.	500,000	10,890,000
Century Bancorp, Inc. (Class A)	73,100	5,336,300
First Internet Bancorp	332,787	6,432,773
Heritage Financial Corp.	400,000	12,056,000
PacWest Bancorp	300,000	11,283,000
Stock Yards Bancorp, Inc.	100,000	3,381,000
TriCo Bancshares	377,320	14,824,903
TriState Capital Holdings, Inc.(a)	400,000	8,172,000
United Bankshares, Inc.	400,000	14,496,000
		94,951,976

Biotechnology (1.2%)
Albireo Pharma, Inc.(a)	150,000	4,831,500
Biofrontera AG (ADR)(a)(f)	150,000	1,869,000
ImmuCell Corp.(a)	199,600	1,267,460
		7,967,960

Capital Markets (1.5%)
Waddell & Reed Financial, Inc. (Class A)	600,000	10,374,000

Commercial Services & Supplies (0.9%)
CECO Environmental Corp.(a)	350,000	2,520,000
Perma-Fix Environmental Services(a)(d)(e)	1,000,000	3,510,000
		6,030,000

Communications Equipment (1.0%)
ADTRAN, Inc.	400,000	5,480,000
Calix, Inc.(a)	216,800	1,669,360
		7,149,360

Construction & Engineering (3.3%)
Argan, Inc.	250,000	12,487,500
Northwest Pipe Co.(a)	420,000	10,080,000
		22,567,500

	SHARES	VALUE
Diversified Consumer Services (2.1%)
Bridgepoint Education, Inc.(a)	1,100,000	$6,721,000
Lincoln Educational Services Corp.(a)(d)(e)	2,470,000	7,657,000
		14,378,000

Diversified Telecommunication Services (0.7%)
Vonage Holdings Corp.(a)	500,000	5,020,000

Electric Utilities (0.3%)
Spark Energy, Inc. (Class A)	200,000	1,782,000

Electrical Equipment (1.5%)
Hydrogenics Corp.(a)(d)	830,199	6,583,478
Pioneer Power Solutions, Inc.(a)	325,100	1,579,986
Powell Industries, Inc.	91,825	2,437,954
		10,601,418

Electronic Equipment, Instruments & Components (1.2%)
CUI Global, Inc.(a)(d)(e)	1,923,499	2,269,729
Fitbit, Inc. (Class A)(a)	1,000,000	5,920,000
		8,189,729

Energy Equipment & Services (1.9%)
ProPetro Holding Corp.(a)(j)	381,154	8,591,211
Select Energy Services, Inc.(a)	400,000	4,808,000
		13,399,211

Entertainment (1.2%)
Cinemark Holdings, Inc.	200,000	7,998,000

Equity Real Estate Investment Trusts (REITs) (3.4%)
American Homes 4 Rent (Class A)	285,000	6,475,200
Apple Hospitality REIT, Inc.	150,000	2,445,000
CareTrust REIT, Inc.	400,000	9,384,000
Jernigan Capital, Inc.	100,000	2,104,000
Urstadt Biddle Properties, Inc. (Class A)	150,000	3,096,000
		23,504,200

Food Products (2.4%)
Hanover Foods Corp. (Class A)(a)(f)	48,633	3,987,906
Landec Corp.(a)	750,000	9,210,000
Sanderson Farms, Inc.	25,000	3,296,000
		16,493,906

Health Care Equipment & Supplies (2.6%)
Accuray, Inc.(a)	3,000,000	14,310,000
Sensus Healthcare, Inc.(a)	150,000	1,053,000
Trinity Biotech PLC (ADR)(a)	879,400	2,506,290
		17,869,290

Health Care Providers & Services (1.3%)
Triple-S Management Corp. (Class B)(a)	400,000	9,128,000

	SHARES	VALUE
Hotels, Restaurants & Leisure (0.6%)
Fiesta Restaurant Group, Inc.(a)	300,000	$3,933,000

Household Durables (2.9%)
Century Communities, Inc.(a)	380,000	9,108,600
MDC Holdings, Inc.	324,000	9,415,440
ZAGG, Inc.(a)	150,000	1,360,500
		19,884,540

Household Products (0.3%)
Oil-Dri Corp. of America	75,000	2,335,500

Independent Power and Renewable Electricity Producers (3.0%)
Vistra Energy Corp.	800,000	20,824,000

Insurance (0.8%)
Federated National Holding Co.	300,000	4,812,000
Hallmark Financial Services, Inc.(a)	97,869	1,017,838
		5,829,838

IT Services (1.2%)
EVERTEC, Inc.	300,000	8,343,000

Life Sciences Tools & Services (0.6%)
Harvard Bioscience, Inc.(a)	1,000,000	4,310,000

Machinery (1.2%)
Energy Recovery, Inc.(a)	350,000	3,055,500
Spartan Motors, Inc.	600,000	5,298,000
		8,353,500

Media (1.8%)
AH Belo Corp. (Class A)	720,000	2,678,400
AMC Networks, Inc. (Class A)(a)	100,000	5,676,000
Marchex, Inc. (Class B)(a)	900,000	4,257,000
		12,611,400

Metals & Mining (6.4%)
Centerra Gold, Inc. (CAD)(a)(b)	2,550,000	13,376,361
IAMGOLD Corp. (CAD)(a)(b)	2,250,000	7,795,488
Pretium Resources, Inc.(a)	1,600,000	13,696,000
Teranga Gold Corp. (CAD)(a)(b)	2,525,000	7,274,479
United States Steel Corp.	100,000	1,949,000
		44,091,328

Multi-Utilities (0.9%)
MDU Resources Group, Inc.	250,000	6,457,500

Oil, Gas & Consumable Fuels (3.5%)
Abraxas Petroleum Corp.(a)	2,000,000	2,500,000
Berry Petroleum Corp.	1,000,000	11,540,000
SRC Energy, Inc.(a)	2,000,000	10,240,000
		24,280,000

4

	SHARES	VALUE
Paper & Forest Products (0.6%)
Western Forest Products, Inc. (CAD)(b)	3,000,000	$4,130,654

Pharmaceuticals (2.6%)
Acer Therapeutics, Inc.(a)	220,000	5,346,000
Evofem Biosciences, Inc.(a)	825,000	2,887,500
Jazz Pharmaceuticals PLC(a)	70,000	10,006,500
		18,240,000

Professional Services (4.1%)
Acacia Research Corp.(a)(d)	2,601,792	8,481,842
Barrett Business Services, Inc.	165,000	12,759,450
Hudson Global, Inc.(a)(d)	3,150,000	4,788,000
RCM Technologies, Inc.(a)	600,000	2,364,000
		28,393,292

Real Estate Management & Development (3.1%)
Kennedy-Wilson Holdings, Inc.	1,000,000	21,390,000

Road & Rail (0.3%)
Marten Transport, Ltd.	100,000	1,783,000

Semiconductors & Semiconductor Equipment (2.3%)
Aquantia Corp.(a)	250,000	2,265,000
CyberOptics Corp.(a)	200,000	3,420,000
First Solar, Inc.(a)	100,000	5,284,000
Pixelworks, Inc.(a)	1,250,000	4,900,000
		15,869,000

Specialty Retail (2.1%)
Dick's Sporting Goods, Inc.	300,000	11,043,000
Indigo Books & Music, Inc. (CAD)(a)(b)	465,000	3,479,627
		14,522,627

Textiles, Apparel & Luxury Goods (1.2%)
Lakeland Industries, Inc.(a)	200,000	2,348,000
Skechers U.S.A., Inc. (Class A)(a)(j)	175,000	5,881,750
		8,229,750

Thrifts & Mortgage Finance (5.4%)
MGIC Investment Corp.(a)	1,500,000	19,785,000
Radian Group, Inc.	850,000	17,629,000
		37,414,000

Trading Companies & Distributors (1.0%)
Transcat, Inc.(a)	300,000	6,894,000

TOTAL COMMON STOCKS
(Cost $555,774,552)		$629,557,359

LIMITED PARTNERSHIPS (0.7%)
Oil, Gas & Consumable Fuels
Viper Energy Partners LP	150,000	$4,974,000

TOTAL LIMITED PARTNERSHIPS
(Cost $4,910,957)		$4,974,000

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (8.4%)
Time Deposits (4.8%)
CITIBANK (New York)(c)	1.78%	$33,602,016	$33,602,016

Treasury Bill (3.6%)
U.S. Treasury Bills(f)(g)
2.21%, 6/20/19		25,000,000	24,868,657

TOTAL SHORT-TERM INVESTMENTS
(Cost $58,477,293)			$58,470,673

TOTAL INVESTMENTS - (100.1%)
(Cost $619,162,834)			$693,002,032
OTHER ASSETS AND LIABILITIES, NET - (-0.1%)			(964,847)
TOTAL NET ASSETS - (100.0%)			$692,037,185

5

VALUE FUND - SCHEDULE OF OPTIONS
March 31, 2019 (Unaudited)

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	WRITTEN OPTIONS AT VALUE*	NOTIONAL VALUE
Sketchers U.S.A, Inc. $35.00 4/18/19 (Covered Call)	Susquehanna	(1,500)	$(247,500)	$(5,041,500)
ProPetro Holding Corp. $22.50 4/18/19 (Covered Call)	Susquehanna	(1,000)	(79,000)	(2,254,000)
Total Written Options		(2,500)	$(326,500)	$(7,295,500)

* Amounts reflect a liability of the Fund.

6

(a) Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

(b) Traded in a foreign country.

(c) Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2019.

(d) Affiliated company.  See Note 6 in Notes to Schedules of Investments.

(e) Illiquid security, pursuant to guidelines established by the Board of Directors.  See Note 2 in Notes to Schedules of Investments.

(f) Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments

(g) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(h) Loaned security; a portion or all of the security was on loan at March 31, 2019. See Note 5 in Notes to Schedules of Investments.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 in Notes to Schedules of Investments.

(j) All or a portion of the security is pledged as collateral on written options. The aggregate value of the collateralized securities totals $7,295,500 as of March 31, 2019. See Note 4 in Notes to Schedules of Investments.

Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited.
LP	Limited partnership.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.

Currency Abbreviations:
CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

See Notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

March 31, 2019

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”, with 150,000,000 shares authorized and a par value of $.001 per share), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The inception date of the Mid Cap Value Fund is October 31, 2014. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board of Directors of the Corporation (the “Board”). The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities having maturities of 60 days or less and short-term investments may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	At March 31, 2019, the Value Fund had 1.94% of net assets that were illiquid as defined pursuant to the Corporation’s liquidity risk management program (the “LRMP”).

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under LRMP. As of March 31, 2019, the Funds did not hold any restricted securities.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes international securities that use a systematic fair valuation model, and portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

SELECT VALUE FUND
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices(1)	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$208,598,535	$–	$–	$208,598,535
Investments Purchased with Cash Collateral from Securities Loaned	1,371,645	–	–	1,371,645
Short-Term Investments	2,246,786	–	–	2,246,786
Total	$212,216,966	$–	$–	$212,216,966

MID CAP VALUE FUND
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices(1)	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$11,568,611	$–	$–	$11,568,611
Short-Term Investments	362,852	–	–	362,852
Total	$11,931,463	$–	$–	$11,931,463

VALUE PLUS FUND
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices(1)	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$338,432,027	$–	$–	$338,432,027
Short-Term Investments	5,194,351	–	–	5,194,351
Total	$343,626,378	$–	$–	$343,626,378

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VALUE FUND
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices(1)	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs(2)	Total
Common Stocks	$623,700,453	$5,856,906	$–	$629,557,359
Limited Partnerships	4,974,000	–	–	4,974,000
Short-Term Investments	33,602,016	24,868,657	–	58,470,673
Total	$662,276,469	$30,725,563	$–	$693,002,032

Other Financial Instruments(3)
Liabilities
Written Options	$(326,500)	$–	$–	$(326,500)
Total	$(326,500)	$–	$–	$(326,500)

(1)	For detailed industry descriptions and short-term investments identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.
(2)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the three months ended March 31, 2019, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(3)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls.

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The monthly average notional amount and monthly average number of contracts of written options held by the Value Fund during the three month period ended March 31, 2019 was $3,809,467 and 1,460, respectively.

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(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. As of March 31, 2019, only the Select Value Fund had securities on loan.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of March 31, 2019:

	Remaining contractual maturity of the lending agreement

SELECT VALUE FUND	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$1,341,756	$-	$-	$-	$1,341,756
Total Loans					$1,341,756
Gross amount of recognized liabilities for securities lending (collateral received)					$1,371,645
Amounts due to counterparty					$29,889

(6)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Value Fund; that is, the respective Fund held 5% or more of their outstanding voting securities during the three month period ended March 31, 2019. The Select Value Fund, Mid Cap Value Fund and Value Plus Fund had no transactions with affiliates during the same period.

VALUE FUND

SECURITY NAME	SHARE BALANCE AS OF DECEMBER 31, 2018	PURCHASES	SALES	SHARE BALANCE AS OF MARCH 31, 2019	FAIR VALUE AS OF MARCH 31, 2019	DIVIDENDS	CHANGE IN UNREAILZED GAIN (LOSS)	REALIZED GAIN (LOSS)
Investments in affiliates held as of March 31, 2019
Acacia Research Corp.	2,601,792	–	–	2,601,792	$8,481,842	$–	$728,502	$–
CUI Global, Inc.	2,000,000	–	(76,501)	1,923,499	2,269,729	–	467,047	(565,629)
Hudson Global, Inc.	3,150,000	–	–	3,150,000	4,788,000	–	535,500	–
Hydrogenics Corp.	896,267	–	(66,068)	830,199	6,583,478	–	2,704,530	(160,494)
Lincoln Educational Services Corp.	2,470,000	–	–	2,470,000	7,657,000	–	(247,000)	–
Perma-Fix Environmental Services	1,000,000	–	–	1,000,000	3,510,000	–	1,160,000	–
Total	12,118,059	–	(142,569)	11,975,490	$33,290,049	$–	$5,348,579	$(726,123)

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